Financial liabilities at amortized cost - borrowings and financing (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Principal amount	$ 1,136,344	$ 585,568
Term Loan Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Country	Mexico
Currency	MXN
Interest rate	TIIE (2) 182 + 1.0% up to 1.45%
Maturity	November 2024
Principal amount	$ 80,000
Syndicated Loan [Member]
IfrsStatementLineItems [Line Items]
Country	Mexico
Currency	MXN
Interest rate	TIIE (2) 91 + 1.00%
Maturity	April 2025
Principal amount	$ 435,000
Syndicated Loan 1 [Member]
IfrsStatementLineItems [Line Items]
Country	Colombia
Currency	COP
Interest rate	IBR (1) + 1.6% up to 1.9%
Maturity	April 2025
Principal amount	$ 87,500
Syndicated Loan 2 [Member]
IfrsStatementLineItems [Line Items]
Country	Colombia
Currency	USD
Interest rate	SOFR (4) + 4.1%
Maturity	January 2026
Principal amount	$ 202,600
Financial Letter [Member]
IfrsStatementLineItems [Line Items]
Country	Brazil
Currency	BRL
Interest rate	CDI (3) + 1.2% up to 1.8%
Maturity	From June 2025 up to November 2025
Principal amount	$ 198,691